Derivative Instruments and Hedging Activities (Narrative) (Detail) (USD $) In Millions, unless otherwise specified						3 Months Ended			6 Months Ended		12 Months Ended
	Jul. 28, 2012 Interest Rate Contracts	Jan. 28, 2012 Interest Rate Contracts	Jul. 30, 2011 Interest Rate Contracts	Jan. 29, 2011 Interest Rate Contracts	Jan. 28, 2012 Interest Rate Contracts Interest Rate Caps	Jul. 28, 2012 Interest Rate Contracts Cash flow hedging	Jul. 28, 2012 Interest Rate Contracts Fair value hedging	Jul. 30, 2011 Interest Rate Contracts Fair value hedging	Jul. 28, 2012 Interest Rate Contracts Fair value hedging	Jul. 30, 2011 Interest Rate Contracts Fair value hedging	Jan. 29, 2011 Interest Rate Contracts Fair value hedging	Jan. 30, 2010 Interest Rate Contracts Fair value hedging	Jul. 28, 2012 Foreign exchange contracts	Jan. 28, 2012 Foreign exchange contracts	Jul. 30, 2011 Foreign exchange contracts	Jan. 29, 2011 Foreign exchange contracts
Derivative Instruments And Hedging Activities [Line Items]
Realized loss on trading securities						$ 1
Gain (loss) on fair value hedge ineffectiveness							3	2	4	3	7	(1)
Derivative, Net Liability Position, Aggregate Fair Value	$ 5	$ 8	$ 10	$ 17									$ 1	$ 0	$ 7	$ 2
Percentage of designated cash flow hedge					40.00%